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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number  811-06471
Invesco Van Kampen Trust for Investment Grade Municipals
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code:   (713) 626-1919
Date of fiscal year end:   2/28
Date of reporting period:   11/30/11

Item 1. Schedule of Investments.

Invesco Van Kampen Trust for Investment Grade Municipals
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	VK-CE-IGMUNI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—164.88%
Alabama—2.28%
Alabama (State of) Board of Education (Southern Union State Community College); Series 2003, Ref. & Improvement RB (INS-NATL) (a)	5.25%	07/01/20	$3,660	$3,797,762
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	3,225	3,306,786
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	2,500	2,615,000
Health Care Authority for Baptist Health (The); Series 2009 A, RB (c)(d)	6.13%	05/15/12	2,000	2,039,080
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	2,525	1,895,770
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	3,395	3,598,055

				17,252,453

Alaska—0.84%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.50%	10/01/41	4,755	5,034,261
Matanuska-Susitna Borough (City of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (a)	5.75%	03/01/16	1,350	1,355,724

				6,389,985

Arizona—3.99%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	2,560	2,841,242
Series 2008 B, Highway RB (b)	5.00%	07/01/26	3,835	4,219,190
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	2,065	1,779,080
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	751,267
Series 2010, RB	5.13%	05/15/40	1,500	1,504,050
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement Bonds (INS-AMBAC) (a)	5.25%	01/01/32	1,775	1,795,821
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)	5.00%	07/01/14	3,330	3,611,685
Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (c)(d)	5.50%	05/01/12	1,825	1,854,857
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (c)(d)	5.50%	06/01/14	900	970,182
Series 2009 E, PCR (c)(d)	5.75%	06/01/16	1,035	1,168,422
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	970	903,487
Series 2009, Education RB	7.13%	01/01/45	925	867,039
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	3,400	3,383,170
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	3,145	3,433,554
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,205	1,110,191

				30,193,237

California—15.80%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	1,300	1,456,793
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	1,500	1,551,300
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	4,500	4,653,900
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	1,250	567,375
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water RB (b)	5.00%	12/01/24	$1,175	$1,321,017
Series 2008 AE, Water RB (b)	5.00%	12/01/25	1,500	1,671,075
Series 2008 AE, Water RB (b)	5.00%	12/01/26	1,500	1,659,705
Series 2008 AE, Water RB (b)	5.00%	12/01/27	875	959,000
Series 2008 AE, Water RB (b)	5.00%	12/01/28	1,500	1,633,035
California (State of) Department of Water Resources;
Series 2002, Water RB (INS-NATL) (a)	5.00%	12/01/29	730	753,907
Series 2002 X, RB (c)(g)	5.00%	12/01/12	260	272,321
Series 2002 X, RB (c)(g)	5.00%	12/01/12	10	10,474
California (State of) Health Facilities Financing Authority (Catholic Health Care West); Series 2009 A, RB	6.00%	07/01/34	1,500	1,619,685
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,096,610
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (e)	5.30%	08/01/23	4,800	4,687,488
Series 2008 K, Home Mortgage RB (e)	5.45%	08/01/28	5,500	5,505,665
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (e)	5.00%	07/01/27	1,500	1,504,650
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	2,700	2,700,189
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,316,900
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,800	1,982,232
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,900	3,386,823
California State University; Series 2002 A, Systemwide RB (INS-AMBAC) (a)	5.00%	11/01/33	5,000	5,045,650
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	580	539,162
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	5,580	5,951,907
Florin (City of) Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (a)	5.00%	09/01/33	1,750	1,580,057
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB (f)(g)	0.00%	01/01/23	10,750	7,902,647
Series 1999, Ref. Toll Road CAB RB (INS-NATL) (a)(f)	0.00%	01/15/17	2,000	1,492,760
Fremont Unified School District; Series 2002 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	08/01/25	3,000	3,099,990
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	3,664,080
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/35	1,000	1,053,890
Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,071,800
Los Angeles Unified School District; Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,800	2,041,290
Metropolitan Water District of Southern California; Series 2009 A, Water RB	5.00%	01/01/34	2,500	2,675,950
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (h)	5.50%	03/01/18	235	228,519
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (a)	5.50%	11/01/35	3,500	3,563,875
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	1,700	1,744,030
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,415	3,446,896
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/36	6,210	6,583,345
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Second Series 2011 F, Ref. RB (e)	5.00%	05/01/25	1,165	1,215,188
Second Series 2011 F, Ref. RB (e)	5.00%	05/01/26	2,335	2,415,581
San Francisco (City & County of) Airports Commission (San Francisco International Airport); Second Series 2008 A-4, Ref. RB (c)(d)(e)(g)	6.50%	05/01/12	1,850	1,896,528
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Sub-series 2011 A, Water RB	5.00%	11/01/36	5,070	5,318,430
Southern California Metropolitan Water District;
Series 2003 B-1, RB (c)(g)	5.00%	10/01/13	65	70,270
Series 2003 B-1, RB (INS-NATL) (a)	5.00%	10/01/33	1,435	1,473,013
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB	5.25%	07/01/29	$1,440	$1,589,947
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	2,300	1,604,135
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	7,600	4,991,984
Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	850	745,093
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(c)(d)	3.50%	05/31/13	1,000	1,000,870
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,250	3,241,193

				119,558,224

Colorado—2.44%
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2003, Ref. & Improvement RB (INS-SGI) (a)	5.25%	12/01/23	3,405	3,465,132
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	7,300	7,373,511
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	800	703,584
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	600	484,140
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,700	1,740,052
Series 2010, Private Activity RB	6.50%	01/15/30	2,100	2,245,488
Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. Hospital RB	5.90%	10/01/37	940	835,519
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,935	1,645,002

				18,492,428

Connecticut—1.33%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(e)	6.60%	07/01/24	3,580	3,520,679
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB	5.50%	04/01/21	1,800	1,930,194
Connecticut (State of) Housing Finance Authority; Sub-series 2010 D-2, Housing Mortgage Finance Program RB (e)	5.00%	05/15/31	2,430	2,476,097
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	2,150	2,151,441

				10,078,411

District of Columbia—2.42%
District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS-ACA) (a)	5.75%	06/01/18	2,000	2,014,320
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	3,650	3,955,797
Series 2009, Hospital RB	6.50%	10/01/29	1,100	1,213,674
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/41	6,000	6,430,080
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	1,150	1,235,560
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	2,350	2,459,863
District of Columbia; Series 1993 E, Unlimited Tax GO Bonds (g)	6.00%	06/01/13	5	5,023
Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (INS-NATL) (a)(e)	5.25%	10/01/32	1,000	1,003,370

				18,317,687

Florida—20.70%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	952,280
Series 2007, IDR	5.88%	11/15/36	1,000	806,840
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,740	1,553,907
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, RB	5.00%	04/01/34	$4,960	$4,788,186
Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB (e)	5.75%	01/01/32	1,300	1,018,004
Citizens Property Insurance Corp.;
Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	4,000	4,268,880
Series 2010 A-1, Sr. Sec. High Risk Account RB	5.25%	06/01/17	3,410	3,762,492
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	465	474,551
Florida (State of) Board of Education; Series 2005 D, Unlimited Tax GO Bonds (b)	4.75%	06/01/35	15,000	15,295,200
Florida (State of) Department of Transportation;
Series 2004 A, Turnpike RB (b)	5.00%	07/01/29	7,295	7,559,079
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/26	1,910	2,058,312
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/27	1,935	2,073,062
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/28	2,100	2,237,802
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/32	2,500	2,622,000
Florida (State of) Housing Finance Corp. (Home Ownership Mortgage); Series 1991 B, RB (e)	8.60%	11/01/18	130	133,156
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	2,475	2,643,869
Gainesville (City of); Series 1980, Utility System RB (g)	8.13%	10/01/14	200	224,786
Gramercy Farms Community Development District;
Series 2007 B, Special Assessment RB (i)	5.10%	05/01/14	550	6
Series 2011, Ref. Special Assessment Conv. CAB RB (f)	0.00%	05/01/39	2,145	269,498
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.38%	10/01/33	1,450	1,473,084
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.50%	10/01/38	3,260	3,303,260
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.);
Series 2006, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.00%	03/15/12	1,100	1,113,453
Series 2007 B, Ref. PCR (c)(d)	5.15%	09/01/13	1,225	1,311,999
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, RB	5.25%	10/01/41	10,600	10,160,418
Hillsborough (County of) Port District (Tampa Port Authority); Series 2002 A, RB (INS-NATL) (a)(e)	5.38%	06/01/27	2,745	2,779,065
Hillsborough (County of);
Series 2000, Capacity Special Assessment RB (INS-AGM) (a)	5.00%	03/01/15	750	752,198
Series 2000, Capacity Special Assessment RB (INS-AGM) (a)	5.00%	09/01/15	750	752,138
Series 2006 A, Solid Waste & Resources Recovery RB (INS-BHAC) (a)(e)	4.50%	09/01/34	6,480	6,173,366
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Hospital System RB	5.00%	11/15/25	5,105	5,149,669
Lakeland (City of);
Series 1989, Electric & Water RB (g)	5.75%	10/01/19	2,230	2,425,638
Series 1990, Electric & Water CAB RB (f)(g)	0.00%	10/01/13	7,000	6,917,120
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2007 A, RB	5.38%	06/15/37	1,000	822,150
Miami Beach (City of); Series 2000, Stormwater RB (INS-NATL) (a)	5.25%	09/01/25	1,500	1,504,320
Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS-NATL) (a)	5.45%	10/01/15	870	876,760
Series 2000 B, Aviation RB (INS-NATL) (a)	5.75%	10/01/29	3,000	3,017,790
Series 2002, Aviation RB (INS-AGC) (a)(e)	5.38%	10/01/27	2,000	2,017,260
Series 2002, Aviation RB (INS-AGC) (a)(e)	5.38%	10/01/32	4,720	4,732,461
Series 2005, Aviation RB (INS-AGC) (a)(e)	5.00%	10/01/38	3,200	3,078,624
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	4,250	4,277,837
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	970	1,000,817
Miami-Dade (County of);
Series 2002 A, Aviation RB (INS-AGM) (a)(e)	5.00%	10/01/33	2,000	1,969,820
Series 2002 A, Aviation RB (INS-AGM) (a)(e)	5.13%	10/01/35	2,000	1,994,400
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	825	827,153
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (h)	7.00%	10/01/25	1,000	1,011,770
Orange (County of);
Series 1992, Ref. Improvement CAB RB (INS-AMBAC) (a)(f)	0.00%	10/01/12	1,000	991,240
Series 1992, Ref. Improvement CAB RB (INS-AMBAC) (a)(f)	0.00%	10/01/13	1,000	975,510
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/35	$190	$2
Series 2010 A-2, Capital Improvement Conv. CAB RB (f)	0.00%	05/01/35	200	134,542
Series 2010 B, Capital Improvement Conv. CAB RB (f)	0.00%	05/01/17	460	397,348
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,650	1,620,844
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	4,000	4,778,320
Series 2011, Ref. RB	5.00%	10/01/31	3,860	4,092,140
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.35%	05/01/18	4,675	5,154,702
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	880	431,790
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (h)	5.25%	10/01/27	600	550,338
Seven Oaks Community Development District II (Pasco County); Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,350	978,183
South Lake (County of) Hospital District (South Lake Hospital, Inc.); Series 2003, RB	6.38%	10/01/28	1,000	1,014,210
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	861,680
Series 2006 A, Health Care RB	5.38%	01/01/40	1,500	1,170,645
St. Lucie (County of) School Board; Series 2001 A, COP (INS-AGM) (a)	5.00%	07/01/23	750	759,623
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,250	989,287
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	1,000	1,000,460
Tolomato Community Development District;
Series 2007, Special Assessment RB (i)	6.55%	05/01/27	300	171,405
Series 2007, Special Assessment RB (i)	6.65%	05/01/40	1,720	896,533
Series 2007 A, Special Assessment RB (i)	5.25%	05/01/39	485	252,937
Village Center Community Development District;
Series 1993, Utility RB (INS-FGIC) (a)(g)	6.00%	11/01/18	1,000	1,214,730
Series 2001 A, Recreational RB (INS-NATL) (a)	5.20%	11/01/25	1,000	956,050
Series 2003, Utility RB (INS-NATL) (a)	5.25%	10/01/23	2,000	2,007,320
Series 2004 A, Recreational RB (INS-NATL) (a)	5.13%	11/01/36	3,500	3,033,450

				156,617,769

Georgia—4.27%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	1,015	1,066,105
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	560	588,196
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	310	326,439
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	1,000,590
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,250	5,348,490
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,850	2,117,195
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	2,000	2,272,780
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,850	2,088,909
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (c)(d)	2.50%	03/01/13	2,585	2,624,421
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RB	6.00%	09/01/30	2,500	2,584,800
Georgia (State of) Municipal Electric Authority;
Series 1997 A, RB (INS-NATL) (a)	6.50%	01/01/20	2,635	3,112,541
Series 1998 Y, Power RB (c)(g)	6.50%	01/01/14	85	95,637
Series 1998 Y, Power RB (g)	6.50%	01/01/17	240	276,226
Series 1998 Y, Power RB (INS-NATL) (a)	6.50%	01/01/17	5,575	6,372,392
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	2,400	2,452,728

				32,327,449

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Guam—0.08%
Guam (Commonwealth of) Power Authority; Series 1999 A, RB (INS-AMBAC) (a)	5.25%	10/01/34	$690	$633,261

Hawaii—0.61%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,480	1,505,471
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,075	3,140,528

				4,645,999

Idaho—0.78%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	1,000	1,141,020
Series 2008 A, RB	6.75%	11/01/37	1,500	1,664,370
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,185	1,072,532
Regents of the University of Idaho; Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	1,750	2,023,717

				5,901,639

Illinois—14.79%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,910	1,687,179
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	1,100	1,092,069
Chicago (City of) (O’Hare International Airport);
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)(b)	5.25%	01/01/24	4,400	4,660,568
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)(b)	5.25%	01/01/25	11,500	12,087,420
Series 2008 A, General Airport Third Lien RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,700	5,839,365
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	5,775	5,896,333
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	5,900	6,023,959
Series 2011 A, Unlimited Tax GO Bonds	5.00%	12/01/41	1,860	1,863,627
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/36	5,760	5,998,867
Chicago (City of);
Series 1993, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.13%	01/01/15	685	739,300
Series 2001 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	01/01/31	1,095	1,099,544
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	3,500	3,702,160
Series 2011, COP	7.13%	05/01/21	525	548,977
Series 2011, COP	7.13%	05/01/21	1,010	1,056,127
Series 2011 A, Sales Tax RB	5.25%	01/01/38	2,910	3,086,491
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	1,300	1,337,206
Illinois (State of) Finance Authority (Adventist Health System);
Series 1997, RB (INS-NATL) (a)	5.50%	11/15/13	2,310	2,496,047
Series 1997, RB (INS-NATL) (a)	5.50%	11/15/15	2,500	2,822,025
Illinois (State of) Finance Authority (Evangelical Hospital); Series 1992 C, Health Facilities RB (INS-AGM) (a)	6.75%	04/15/17	1,250	1,477,225
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,860	1,981,811
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	3,500	3,898,545
Series 2009 A, RB (b)	5.75%	08/15/30	2,000	2,167,260
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,552,965
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,700	2,662,497
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,900	2,008,965
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	968,070
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,885	3,178,231
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	4,500	4,260,240
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (g)	7.00%	02/15/18	1,880	2,237,952
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. Sales Tax RB	6.00%	08/15/38	2,230	2,263,651
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	$3,565	$3,739,222
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (e)	5.05%	08/01/29	1,330	1,301,006
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	3,375	3,473,348
Peoria (County of); Series 2011, Unlimited Tax GO Bonds	5.00%	12/15/41	1,800	1,821,510
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	5,475	5,848,724
United City of Yorkville (City of) (Cannonball/Beecher Road); Series 2007, Special Tax Bonds	5.75%	03/01/28	1,480	1,373,647
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	765	681,737

				111,933,870

Indiana—2.21%
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	660	660,112
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	5,600	5,699,456
Indiana (State of) Finance Authority (CWA Authority, Inc.); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,505	3,707,589
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	2,200	2,428,074
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,500	2,731,125
North Adams Community Schools Renovation Building Corp.; Series 2000, 1st Mortgage CAB RB (INS-AGM) (a)(f)	0.00%	01/15/19	1,280	1,054,234
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (h)	5.75%	09/01/42	500	424,725

				16,705,315

Iowa—0.46%
Des Moines (City of);
Series 2000 A, Public Parking System RB (INS-NATL) (a)	5.75%	06/01/15	1,685	1,691,588
Series 2000 A, Public Parking System RB (INS-NATL) (a)	5.75%	06/01/16	1,785	1,791,980

				3,483,568

Kansas—0.95%
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.75%	11/15/38	3,800	4,110,764
Olathe (City of) (Olathe Medical Center); Series 2008, VRD RB (LOC-Bank of America, N.A.) (j)(k)	0.20%	09/01/32	3,115	3,115,000

				7,225,764

Kentucky—2.32%
Christian (County of) Association Leasing Trust Lease Program; Series 2007 B, VRD RB (LOC-U.S. Bank, N.A.) (j)(k)	0.09%	08/01/37	905	905,000
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	2,300	2,462,541
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,850	1,940,206
Series 2010 A, Hospital RB	6.50%	03/01/45	2,400	2,533,752
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/24	2,470	2,753,457
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/25	2,780	3,069,648
Louisville-Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,915	3,863,910

				17,528,514

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—1.64%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	$1,482	$592,355
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,700	1,732,997
Louisiana State Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (a)	6.75%	06/01/26	3,100	3,564,783
Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	2,750	2,843,638
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,750	3,694,875

				12,428,648

Maryland—1.02%
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	960	917,894
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	1,810,862
Maryland (State of) Transportation Authority (Baltimore/Washington International Airport); Series 2002 B, Airport Parking RB (INS-AMBAC) (a)(e)	5.13%	03/01/24	2,250	2,278,530
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,565	1,571,151
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,110	1,104,528

				7,682,965

Massachusetts—4.97%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,455	1,540,699
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. System RB	5.00%	01/01/32	6,000	6,261,180
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,700	2,744,199
Massachusetts (State of) Development Finance Agency (Covenant Health Care Systems); Series 2002, RB	6.00%	07/01/31	395	399,116
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc.);
Series 2011 A-1, RB	6.25%	11/15/39	247	178,778
Series 2011 A-1, RB	6.25%	11/15/46	532	376,751
Series 2011 A-2, RB	5.50%	11/15/46	41	25,052
Series 2011 B, CAB RB (f)	0.00%	11/15/56	206	1,009
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	1,225	1,360,424
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	1,015	1,014,868
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2008 B, RB (b)	5.00%	10/01/38	7,000	7,562,660
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	799,087
Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (INS-AGM) (a)(b)	5.00%	08/15/30	2,850	4,140,598
Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	5,740	5,792,865
Massachusetts (State of) Water Resources Authority;
Series 2009 B, RB	5.00%	08/01/22	1,800	2,119,518
Series 2011 C, Ref. General RB	5.00%	08/01/31	3,000	3,274,920

				37,591,724

Michigan—3.79%
Detroit (City of) Downtown Development Authority;
Series 1996, Tax Increment Allocation CAB RB (f)	0.00%	07/01/17	3,015	2,328,394
Series 1996, Tax Increment Allocation CAB RB (f)	0.00%	07/01/18	3,050	2,218,051
Series 1996, Tax Increment Allocation CAB RB (f)	0.00%	07/01/19	3,050	2,075,525
Series 1996, Tax Increment Allocation CAB RB (f)	0.00%	07/01/22	3,050	1,691,011
Series 1996, Tax Increment Allocation CAB RB (f)	0.00%	07/01/23	3,050	1,569,011
Series 1996, Tax Increment Allocation CAB RB (f)	0.00%	07/01/24	3,050	1,453,721
Detroit (City of); Series 2001 C-1, Ref. Sewage Disposal System Sr. Lien RB (INS-AGM) (a)	7.00%	07/01/27	3,925	4,605,987
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—(continued)
Grand Rapids (City of) Downtown Development Authority;
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (a)(f)	0.00%	06/01/15	$3,500	$2,983,470
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (a)(f)	0.00%	06/01/16	2,765	2,239,539
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(d)	5.25%	01/15/14	1,350	1,466,465
Series 2008 A, RB (c)(d)	5.50%	01/15/15	600	676,464
Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI) (a)(e)	5.45%	12/15/32	2,500	2,501,300
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	3,000	2,858,490

				28,667,428

Minnesota—0.98%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Healthcare System RB	6.38%	11/15/23	2,750	3,125,897
Series 2008 A, Healthcare System RB	6.63%	11/15/28	1,850	2,058,661
Minnesota (State of) Agricultural & Economic Development Board (Healthcare System); Series 1997 A, RB (INS-NATL) (a)	5.75%	11/15/26	50	50,043
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,200	2,159,828

				7,394,429

Missouri—2.34%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	245	245,071
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,559,240
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Sr. Living Facilities RB	5.50%	02/01/35	625	599,294
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. IDR	5.75%	05/15/26	2,500	2,421,300
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	2,290	2,483,116
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	2,500	2,521,150
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	995	978,961
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Sr. RB	5.38%	02/01/35	1,200	1,127,352
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2003 B, VRD RB (k)	0.06%	02/15/33	500	500,000
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	900	843,777
St. Louis (County of) Industrial Development Authority (Friendship Village West Community); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,250	1,264,862
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	975	939,900
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	2,335	2,196,511

				17,680,534

Nebraska—0.55%
Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (j)(k)	0.15%	06/01/31	1,475	1,475,000
Omaha (City of) Public Power District; Series 2006 A, Electric System RB (b)	5.00%	02/01/34	2,615	2,667,875

				4,142,875

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada—2.38%
Clark (County of) (Southwest Gas Corp.);
Series 2003 D, IDR (INS-NATL) (a)(e)	5.25%	03/01/38	$3,500	$3,343,830
Series 2004 A, IDR (INS-AMBAC) (a)(e)	5.25%	07/01/34	3,000	2,880,300
Nevada (State of) (Capital Improvement & Cultural Affairs);
Series 2008 C, Limited Tax GO Bonds (b)	5.00%	06/01/22	4,300	4,815,957
Series 2008 C, Limited Tax GO Bonds (b)	5.00%	06/01/23	3,300	3,663,000
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,460	3,330,665

				18,033,752

New Hampshire—0.35%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (a)(e)	6.30%	05/01/22	800	801,504
New Hampshire (State of) Business Finance Authority (The United Illuminating Co.);
Series 1997 A, Ref. PCR (c)(d)(e)	7.13%	02/01/12	1,050	1,060,353
Series 2009 A, Ref. PCR (c)(d)(e)	6.88%	02/01/12	750	757,065

				2,618,922

New Jersey—4.60%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,475	2,527,247
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (a)	5.90%	03/15/21	25,000	29,790,750
New Jersey (State of) Transportation Trust Fund Authority (Transportation System); Series 1999 A, RB	5.75%	06/15/17	2,095	2,456,639

				34,774,636

New Mexico—0.90%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	3,125	3,183,500
Jicarilla Apache Nation; Series 2003 A, RB (h)	5.50%	09/01/23	1,250	1,303,075
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	2,050	2,291,080

				6,777,655

New York—14.43%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	2,070	2,156,029
Series 2009, PILOT RB	6.38%	07/15/43	860	892,336
Metropolitan Transportation Authority;
Series 2002 A, Ref. RB (INS-NATL) (a)	5.25%	11/15/31	2,500	2,575,500
Series 2009 B, Dedicated Tax Funds RB	5.25%	11/15/28	4,000	4,370,640
Series 2010 D, Transportation RB	5.25%	11/15/26	7,500	8,144,025
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 B, Liberty RB	6.75%	03/01/15	3,000	3,007,440
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (b)	5.00%	06/15/22	8,450	9,633,169
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB (g)	5.40%	01/01/18	12,930	14,957,812
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.25%	01/15/39	5,300	5,637,663
New York (City of); Sub-series 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	7,225	7,885,871
New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB (INS-NATL) (a)	5.00%	08/01/33	2,500	2,544,625
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program); Series 2009 C, Non State Supported Debt RB (INS-AGC) (a)	5.00%	10/01/24	3,000	3,297,750
New York (State of) Dormitory Authority; Series 2011 A, State Personal Income Tax RB	5.00%	03/15/30	3,390	3,717,745
New York Local Government Assistance Corp.; Series 1993 E, Ref. RB	6.00%	04/01/14	2,735	2,923,387
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	2,800	3,098,284
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	3,100	3,403,304
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway and Bridge Trust Fund RB	5.00%	04/01/29	5,670	6,229,742
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (State of) Urban Development Corp. (Rensselaer Polytechnic Institute — Center for Industrial Innovation); Series 1995, Ref. RB	5.50%	01/01/13	$790	$805,737
New York Housing Development Corp.; Series 2007 E1, MFH RB (e)	5.35%	11/01/37	2,400	2,444,328
Port Authority of New York & New Jersey (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS-NATL) (a)(e)	5.75%	12/01/25	3,000	2,928,240
Series 1997 6, Special Obligation RB (INS-NATL) (a)(e)	5.75%	12/01/22	3,000	2,977,590
Series 2006 144th, Consolidated RB (b)	5.00%	10/01/35	12,100	12,471,470
Series 2010, Special Obligation RB	6.00%	12/01/36	3,000	3,138,540

				109,241,227

North Carolina—4.35%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power Systems RB	5.00%	01/01/26	6,510	6,939,074
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,050	888,594
North Carolina (State of) Municipal Power Agency No. 1 (Catawba-Indexed Caps); Series 1992, Ref. Electric RB (INS-NATL) (a)	6.00%	01/01/12	25,000	25,121,500

				32,949,168

North Dakota—0.32%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,031,810
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,500	1,418,460

				2,450,270

Ohio—9.13%
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	415,521
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	3,685	3,729,626
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	1,200	1,284,708
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	4,800	5,115,696
Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,500	4,797,945
Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,525	4,824,736
Lucas (County of) (ProMedica Healthcare Obligated Group); Series 2011 A, Hospital RB	6.50%	11/15/37	3,500	3,994,865
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,632,443
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	2,370	2,491,178
Series 2009 A, RB	6.25%	11/15/39	1,465	1,532,961
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (b)	5.00%	01/01/27	4,000	4,200,480
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (a)(b)(e)	4.80%	09/01/36	8,000	7,906,880
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006, Ref. PCR (c)(d)	2.25%	06/03/13	5,000	5,020,050
Series 2009 C, Ref. PCR	5.63%	06/01/18	4,300	4,828,384
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(d)(e)	2.88%	08/01/14	2,000	2,024,640
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	2,390	2,413,016
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	3,000	3,126,600
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (b)(e)	5.30%	09/01/28	1,544	1,587,906
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (b)(e)	5.40%	03/01/33	1,904	1,961,101
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (b)	5.50%	09/01/39	2,036	2,125,441
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	3,610	4,044,752

				69,058,929

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—2.43%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, RB	5.50%	03/01/28	$1,500	$1,628,355
Allentown (City of) Commercial & Industrial Development Authority (Diocese of Allentown); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (j)(k)	0.12%	12/01/29	1,000	1,000,000
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,450	1,502,113
Series 2010 D, RB	5.00%	01/01/40	1,500	1,540,590
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,900	2,913,717
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/39	1,825	1,854,091
Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/28	3,450	2,971,209
Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/34	2,100	1,760,031
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2002 B, VRD RB (k)	0.09%	07/01/25	1,600	1,600,000
Philadelphia (City of) Industrial Development Authority (Philadelphia Airport System); Series 2001 A, Airport RB (INS-NATL) (a)(e)	5.13%	07/01/19	1,000	1,011,900
Ridley Park Hospital Authority (Taylor Hospital); Series 1993 A, Hospital RB (g)	6.00%	12/01/13	590	621,205

				18,403,211

Puerto Rico—2.53%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	3,200	3,340,256
Series 2010 XX, RB	5.25%	07/01/40	3,050	3,061,346
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB (c)(g)	5.25%	07/01/14	50	55,608
Puerto Rico Sales Tax Financing Corp.;
First Sub-series 2010 A, RB	5.38%	08/01/39	3,100	3,196,875
First Sub-series 2010 A, RB	5.50%	08/01/42	3,500	3,652,880
First Sub-series 2010 C, RB	5.25%	08/01/41	5,700	5,820,954

				19,127,919

Rhode Island—0.36%
Tobacco Settlement Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	3,000	2,754,840

South Carolina—5.26%
Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP (g)	5.25%	02/01/16	2,375	2,620,599
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, RB (b)	5.25%	12/01/25	10,125	10,929,431
Series 2005, RB (b)	5.25%	12/01/26	3,375	3,621,713
Myrtle Beach (City of);
Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/21	1,840	1,946,610
Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/22	1,935	2,036,974
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	1,000	1,034,920
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.);
Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	4,500	4,623,930
Series 2002 B, IDR (INS-AMBAC) (a)(e)	5.45%	11/01/32	3,750	3,756,637
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	3,000	3,043,500
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB (i)	6.00%	11/15/27	750	296,243
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,400	1,075,438
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB	5.00%	01/01/33	4,500	4,829,220

				39,815,215

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota—0.03%
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 1998 A, RB (INS-AMBAC) (a)	5.40%	08/01/13	$245	$246,512

Tennessee—2.11%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	4,345	3,896,205
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital RB (c)(g)	7.50%	07/01/12	3,500	3,718,855
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	3,620	3,564,650
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	4,550	4,811,307

				15,991,017

Texas—16.22%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	2,375	2,483,585
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,875	2,145,337
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	2,200	2,519,770
Dallas (City of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	980	1,022,473
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2000 A, Joint Airport RB (INS-NATL) (a)(e)	5.75%	11/01/30	2,735	2,738,337
Series 2001 A, Ref. & Improvement RB (INS-BHAC) (a)(e)	5.50%	11/01/31	3,255	3,257,083
Series 2002 C, Joint RB (INS-NATL) (a)(e)	5.75%	11/01/18	890	893,186
Series 2002 C, Joint RB (INS-NATL) (a)(e)	6.00%	11/01/23	1,695	1,701,424
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	7,960	8,227,297
Harris (County of) (Toll Road); Series 2009 A, Sr. Lien RB (b)	5.00%	08/15/32	1,000	1,074,980
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	1,200	1,349,964
Harris County Industrial Development Corp. (Deer Park Refining); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,550	1,662,933
Houston (City of);
Series 2000 A, Sub. Lien Airport System RB (INS-AGM) (a)(e)	5.63%	07/01/30	250	250,115
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	12,800	13,269,760
Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/31	1,215	1,307,255
Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/33	3,120	3,312,223
Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	5,025	5,149,922
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. Transmission Contract RB	5.00%	05/15/41	2,100	2,138,787
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	2,425	2,496,562
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, Health System RB	5.50%	02/15/32	1,650	1,455,548
Matagorda (County of) Navigation District No. 1 (AEP Texas Central Co.); Series 2008, Ref. PCR (c)(d)	1.13%	06/01/12	2,800	2,803,248
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(d)(e)	6.00%	08/01/13	1,500	1,600,215
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, Hospital RB (INS-AMBAC) (a)	5.25%	08/15/32	3,450	3,494,401
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,078,850
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,111,330
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,420	1,569,185
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	4,300	4,505,110
Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	2,250	2,374,110
Series 2011 A, Special Projects System RB	5.50%	09/01/36	4,365	4,740,303
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/35	1,250	1,301,088
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	$1,000	$954,100
Series 2007, Retirement Facility RB	5.75%	11/15/37	825	755,568
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	6,544,230
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	650	567,684
Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,850	1,850,167
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	6.25%	07/01/28	4,900	5,360,747
Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (b)	5.00%	04/01/28	8,700	9,494,832
Texas (State of) Gulf Coast Waste Disposal Authority (Waste Management); Series 2006 D, RB (e)	4.55%	04/01/12	1,500	1,507,545
Texas (State of) Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS-AGM) (a)	5.50%	09/01/13	165	166,653
Texas (State of) Water Development Board (State Revolving Fund); Series 1999 B, Sr. Lien RB	5.25%	07/15/17	1,500	1,505,985
Texas A&M University Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	4,000	4,411,520
Texas State Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,142,380
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	4,900	4,422,397

				122,718,189

Utah—0.21%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/38	1,100	963,193
Utah (State of) Housing Corp.; Series 2007 E-1-CL I, Single Family Mortgage RB (e)	5.25%	01/01/39	650	662,376

				1,625,569

Virgin Islands—0.56%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	1,370	1,372,890
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	2,775	2,829,418

				4,202,308

Virginia—0.44%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	744	749,223
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (g)	5.50%	06/01/26	800	884,064
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,637	1,696,767

				3,330,054

Washington—2.47%
Chelan (County of) Public Utility District No. 1;
Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/25	1,080	1,215,691
Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/26	1,175	1,310,677
Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS-NATL) (a)	5.00%	12/01/33	1,000	1,017,410
Kalispel Tribe of Indians; Series 2008, Priority District RB	6.63%	01/01/28	1,950	1,653,034
Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (INS-NATL) (a)	5.25%	09/01/33	3,000	3,042,930
Washington (State of) (SR 520 Corridor — Toll Revenue);
Series 2011, Motor Vehicle Fuel Tax GO Bonds	5.00%	06/01/32	2,000	2,159,280
Series 2011 C, Motor Vehicle Fuel Tax GO Bonds	5.00%	06/01/41	870	921,626
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB	5.00%	02/01/41	$3,495	$3,486,752
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	1,525	1,631,049
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (h)	6.00%	01/01/27	2,325	2,257,552

				18,696,001

West Virginia—1.06%
Ohio (County of) (Fort Henry Centre Tax Increment Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	255,388
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,290	1,300,617
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,492,755
Series 2008, RB	6.25%	10/01/23	1,695	1,685,728
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,630	1,688,191
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,535	1,576,245

				7,998,924

Wisconsin—2.65%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (g)	5.50%	12/15/20	2,000	2,461,380
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	700	731,122
Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	625	631,513
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(d)	5.13%	08/15/16	1,400	1,544,998
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (j)(k)	0.20%	12/01/32	2,890	2,890,000
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (j)(k)	0.15%	12/01/24	2,575	2,575,000
Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (j)(k)	0.15%	12/01/26	150	150,000
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,825	1,972,095
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(e)	5.30%	09/01/23	4,100	4,290,773
Series 2008 A, Home Ownership RB (b)(e)	5.50%	09/01/28	1,065	1,097,419
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,545	1,744,861

				20,089,161

Wyoming—0.53%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (e)	5.60%	12/01/35	2,000	1,990,320
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,850	2,010,580

				4,000,900

TOTAL INVESTMENTS(l)—164.88% (Cost $1,205,464,350)				1,247,778,555

Floating Rate Note Obligations—(21.19)%
Notes with interest rates ranging from 0.14% to 0.31% at 11/30/11, and contractual maturities of collateral ranging from 06/01/22 to 10/01/41 (See Note 1F) (m)				(160,355,000)

OTHER ASSETS LESS LIABILITIES—2.35%				17,749,083

PREFERRED SHARES—(46.04)%				(348,400,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$756,772,638

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

CEP	—	Credit Enhancement Provider

Conv.	—	Convertible

COP	—	Certificates of Participation

CR	—	Custodial Receipts

FGIC	—	Financial Guaranty Insurance Co.

GNMA	—	Government National Mortgage Association

GO	—	General Obligation

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

LOC	—	Letter of Credit

MFH	—	Multi-Family Housing

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

PILOT	—	Payment-in-Lieu-of-Tax

RB	—	Revenue Bonds

Ref.	—	Refunding

Sec.	—	Secured

SGI	—	Syncora Guarantee, Inc.

Sr.	—	Senior

Sub.	—	Subordinated

TEMPS	—	Tax-Exempt Mandatory Paydown Securities

VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1F.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(e)	Security subject to the alternative minimum tax.

(f)	Zero coupon bond issued at a discount.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $5,775,979, which represented 0.76% of the Trust’s Net Assets.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $2,641,271, which represented 0.35% of the Trust’s Net Assets

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	11.2%

Assured Guaranty Municipal Corp.	7.7

Assured Guaranty Corp.	6.7

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $285,069,507 are held by Dealer Trusts and serve as collateral for the $160,355,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Trust for Investment Grade Municipals

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco Van Kampen Trust for Investment Grade Municipals

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$1,247,778,555	$—	$1,247,778,555

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $138,323,399 and $120,112,158, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$72,654,588

Aggregate unrealized (depreciation) of investment securities	(26,905,712)

Net unrealized appreciation of investment securities	$45,748,876

Cost of investments for tax purposes is $1,202,029,679.
Invesco Van Kampen Trust for Investment Grade Municipals

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Investment Grade Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.